Annual Fund Operating Expenses - Class D Shares - Janus Henderson Short Duration Flexible Bond Fund - Class D	Oct. 28, 2021
Operating Expenses:
Management Fees	0.44%
Other Expenses	0.19%
Total Annual Fund Operating Expenses	0.63%
Fee Waiver	0.10%	[1]
Total Annual Fund Operating Expenses After Fee Waiver	0.53%	[1]

[1]	Janus Capital has contractually agreed to waive its investment advisory fee and/or reimburse operating expenses to the extent that the Fund’s total annual fund operating expenses (excluding shareholder servicing fees, such as transfer agency fees (including out-of-pocket costs), administrative services fees, brokerage commissions, interest, dividends, taxes, acquired fund fees and expenses, and extraordinary expenses) exceed 0.39%. In addition, Janus Capital shall reimburse or waive out-of-pocket transfer agency costs payable by any share class so that such fees, in the aggregate, do not exceed 0.06% of a share class’ average daily net assets. The contractual waivers will remain in effect for at least a one-year period commencing on October 28, 2021. The contractual waivers may be terminated or modified prior to this date only at the discretion of the Board of Trustees.